LEASES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of leases [Roll Forward]
Balance, beginning of year	$ 65.6	$ 66.8
Additions	72.1	18.1
Interest expense	3.1	2.6
Foreign exchange impact	(2.9)	(0.4)
Principal lease payments	(21.3)	(18.9)
Interest payments	(3.3)	(2.6)
Reclassification of Rosebel mine leases to liabilities held for sale	(39.5)	0.0
Balance, end of year	73.8	65.6
Current portion	5.1	21.4
Non-current portion	68.7	44.2
Lease obligations	73.8	65.6
Short-term and low-value leases	35.6	37.6
Variable lease payments	$ 24.3	$ 19.0